Business acquisitions and equity investment transactions (Ganji - Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						4 Months Ended		12 Months Ended
	Aug. 31, 2015 CNY (¥) shares	Aug. 31, 2015 USD ($) shares	Aug. 06, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥) shares	Apr. 20, 2015 CNY (¥) shares	Apr. 20, 2015 USD ($) shares	Aug. 06, 2015 CNY (¥)	Aug. 06, 2015 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 USD ($)	Apr. 20, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration					¥ 2,527,095	$ 412,237
Cash consideration payable | ¥									¥ 2,000
Payments to Acquire Equity Method Investments									806,383	$ 116,244	¥ 1,776,677
Payments to Acquire Business Two, Net of Cash Acquired									662,722	95,534	1,501,830
Original convertible note issued to Tencent [Member]
Business Acquisition [Line Items]
Face amount of debt instrument									2,447,240		¥ 2,447,240			$ 400,000	$ 400,000
Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Cash acquired	¥ 377,039															$ 61,627
Cash consideration	2,799,890	$ 457,640	¥ 2,799,890		2,527,095	412,237
Additional cash consideration provided from Company | ¥	86,507
Cash consideration payable	982,923				794,901				305,818					$ 44,085		151,368	$ 122,413
Net cash outlay	1,501,830	244,645			¥ 1,776,677	$ 289,824
Net loss recognized	224,302	35,217					¥ 657,387	$ 103,550
Mezzanine classified noncontrolling interest			86,507				¥ 86,507									$ 14,140
Fair value of previously held equity interests	¥ 7,248,199	$ 1,184,714	¥ 7,248,199
Ownership percentage after step acquisition	99.60%															99.60%
Ownership percentage remaining with Tencent after step acquisition	0.40%															0.40%
Payments to Acquire Equity Method Investments									806,383	122,413
Payments to Acquire Business Two, Net of Cash Acquired									662,722	$ 100,540
Ordinary shares [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition | shares	46,500,000	46,500,000		34,000,000	34,039,136	34,039,136
Cash consideration	¥ 1,666,546	$ 272,396		¥ 2,527,095		$ 412,237
Additional cash consideration provided from Company									¥ 40,825			$ 6,673
Ownership percentage					31.60%												31.60%
Restricted Share Units (RSUs) [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition | shares	4,400,000	4,400,000
Cash consideration	¥ 311,825	$ 50,967